CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 619,026	$ 659,390	$ 901,188	$ 328,332
Cost of goods sold	633,843	647,355	881,789	329,143
Gross profit (loss)	(14,817)	12,035	19,399	(811)
Selling, general and administrative expenses	9,400	11,742	15,427	12,956
Income (loss) from operations	(24,217)	293	3,972	(13,767)
Fair value adjustments on convertible debt and warrants	352	6,968	7,559	(11,736)
Loss on investment in Front Range				(12,146)
Loss on extinguishment of debt				(2,159)
Interest expense, net	(9,380)	(11,337)	(14,813)	(6,804)
Other income (expense), net	(499)	(709)	(741)	840
Loss before provision for income taxes	(33,744)	(4,785)	(4,023)	(45,772)
Reorganization costs				(4,153)
Gain from bankruptcy exit				119,408
Provision for income taxes
Consolidated net income (loss)	(33,744)	(4,785)	(4,023)	69,483
Net loss attributed to noncontrolling interest in variable interest entity	20,191	9,905	7,097	4,409
Net income (loss) attributed to Pacific Ethanol, Inc.	(13,553)	5,120	3,074	73,892
Preferred stock dividends	(949)	(946)	(1,265)	(2,847)
Income (loss) available to common stockholders	$ (14,502)	$ 4,174	$ 1,809	$ 71,045
Net income (loss) per share, basic and diluted	$ (0.15)	$ 0.2	$ 0.05	$ 6.76
Weighted-average shares outstanding, basic	96,203	21,230	33,733	10,514
Weighted-average shares outstanding, diluted	96,203	21,328	33,984	13,377